Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 513,059	$ 1,094,761
Prepaid expenses	124,582	148,977
Total current assets	637,641	1,243,738
Cash Held in Trust account	100,029,852	100,016,161
Total assets	100,667,493	101,259,899
Liabilities and Stockholders’ Equity
Accounts payable and accrued expenses	5,000	5,000
Franchise tax payable	113,475	113,475
Due to related party	10,000	34,334
Promissory Note – Related Party	7,172	95,136
Total current liabilities	135,647	247,945
Warrant Liabilities	14,993,775	6,038,351
Deferred underwriters’ discount	2,127,821	1,959,758
Total liabilities	17,257,243	8,246,054
Commitments
Class A common stock subject to possible redemption	78,410,240	88,013,840
Stockholders’ Equity:
Preferred stock value
Class A common stock, value	252	156
Class B common stock, value	250	250
Additional paid-in capital	13,015,395	3,579,954
Accumulated earnings (deficit)	(8,015,887)	1,419,645
Total stockholders’ equity	5,000,010	5,000,005
Total liabilities and stockholders’ equity	$ 100,667,493	$ 101,259,899